Decommissioning liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of decommissioning liability
December 31,	December 31,
	2020	2019
	$	$
Balance, beginning of year	16,894	13,304

Liabilities settled during the year	(405)	(914)
Interest cost	551	647
Revisions and new estimated cash flows	5,427	3,857

Balance, end of year	22,467	16,894

Current portion	1,260	865
Long-term portion	21,207	16,029

Schedule of key assumptions of calculation of decommissioning liability

During 2020 and 2019, the decommissioning liability was calculated based on the following key assumptions:

	2020		2019
	Mexico	Peru	Mexico	Peru
Estimated undiscounted cash flows ($)	1,182	24,297	949	20,249
Discount rate (%)	5.6	4.1	7.0	5.0
Settlement period (years)	4	3-14	4	4-15
Inflation (%)	4.0	2.0	4.0	2.0